Events After the Balance Sheet Date - Additional Information (Detail) - USD ($) $ in Billions	Feb. 18, 2021	Mar. 31, 2020	Jan. 11, 2021
Revolving Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment of revolving credit facility	$ 9.0	$ 9.0
Major Redemptions Of Interest bearing loans and borrowings [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount redeemed			$ 3.1
Major Borrowings [Member] | Sustainable-Linked Loan Revolving Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 10.1
Borrowings, maturity	five-year